3. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Liabilities measured at fair value

Liabilities measured at fair value are summarized as follows as of:

	Fair Value Measurement at		Fair Value Measurement at
	December 31, 2020		December 31, 2019
	Using		Using
	Level 3	Total	Level 3	Total

Derivative liabilities	$24,366	$24,366	$48,055	$48,055
Asset Retirement Obligation (see Note 7)	197,904	197,904	180,535	180,535